Contingencies And Other Risks (Tables)	12 Months Ended
Dec. 31, 2012
Loss Contingency [Abstract]
Schedule Of Changes In Reserve And Warranty Obligations [Table Text Block]
The following table summarizes the changes in our reserve for representation and warranty obligations.

Year ended December 31, ($ in millions)	2012 (a)	2011
Balance at January 1,	$825	$830
Provision for mortgage representation and warranty expenses
Loan sales	16	19
Change in estimate — continuing operations	67	324
Total additions	83	343
Resolved claims (b)	(146)	(360)
Recoveries	8	12
Deconsolidation of ResCap	(665)	—
Balance at December 31,	$105	$825

(a)	The remaining balance is at Ally Bank as a result of the deconsolidation of ResCap. Refer to Note 1 for more information regarding the Debtors' Bankruptcy and the deconsolidation of ResCap.

(b)	Includes principal losses and accrued interest on repurchased loans, indemnification payments, and settlements with counterparties.